Note 18 - Subsequent Events (Details Textual) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	1 Months Ended		12 Months Ended
	Mar. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Jan. 16, 2023	Dec. 31, 2021	Jan. 31, 2021
Long Term Incentive Plan 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)			27			27
Convertible Debt [Member]
Debt Instrument, Term (Year)			5 years
Debt Instrument, Convertible, Conversion Price (in dollars per share)			$ 0.10		$ 0.29
Debt Instrument, Interest Rate, Stated Percentage			12.00%
Subsequent Event [Member]
Proceeds from Patent License and Settlement Agreement	$ 25,000
Proceeds from Issuance of Common Stock		$ 140
Shares Issued, Price Per Share (in dollars per share)		$ 0.16
Liquidated Damages Percentage		1.00%
Liquidated Damages Amount		$ 50
Subsequent Event [Member] | Long Term Incentive Plan 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)				30
Subsequent Event [Member] | Maximum [Member]
Liquidated Damages Percentage		6.00%
Subsequent Event [Member] | Convertible Debt [Member]
Proceeds from Convertible Debt		$ 700
Debt Instrument, Term (Year)		5 years
Debt Instrument, Convertible, Conversion Price (in dollars per share)		$ 0.16
Debt Instrument, Renewal Term (Year)		10 years
Debt Instrument, Interest Rate, Stated Percentage		9.00%
Subsequent Event [Member] | Convertible Debt [Member] | Portion of Convertible Debt With Renewable Maturity Date [Member]
Debt Instrument, Face Amount		$ 500